Financial instruments - Schedule of Maturities of Financial Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 282,029,000	$ 387,410,000
Financial liabilities	6,933,600,000	4,951,893,000
Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,439,629,000	2,026,665,000
Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	893,914,000	368,145,000
Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	670,340,000	720,760,000
Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	114,585,000	93,361,000
Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	117,418,000	119,664,000
Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	155,506,000	53,257,000
Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,594,000	20,939,000
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,344,000	16,415,000
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,458,176,000	1,467,696,000
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,094,000	64,991,000
Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	190,249,000	187,742,000
Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	42,839,000	152,605,000
Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,013,000	35,496,000
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,011,000	1,834,000
Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,917,000	9,733,000
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	245,101,000	375,843,000
Financial liabilities	4,476,791,000	3,417,955,000
Due within 1 year | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,512,394,000	2,026,665,000
Due within 1 year | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	893,914,000	368,145,000
Due within 1 year | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	670,340,000	720,760,000
Due within 1 year | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	114,585,000	93,361,000
Due within 1 year | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	106,401,000	119,664,000
Due within 1 year | Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	103,219,000	52,006,000
Due within 1 year | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,594,000	20,939,000
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,344,000	16,415,000
Due within 1 year | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due within 1 year | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due within 1 year | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	190,249,000	187,742,000
Due within 1 year | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	42,839,000	152,605,000
Due within 1 year | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,013,000	35,496,000
Due within 1 year | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due within 1 year | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,670,000	11,567,000
Financial liabilities	2,398,533,000	1,522,467,000
Due between 1 and 5 years | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	927,235,000	0
Due between 1 and 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,017,000	0
Due between 1 and 5 years | Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	52,287,000	1,251,000
Due between 1 and 5 years | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,399,900,000	1,456,225,000
Due between 1 and 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,094,000	64,991,000
Due between 1 and 5 years | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,011,000	1,834,000
Due between 1 and 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,659,000	9,733,000
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,258,000	0
Financial liabilities	58,276,000	11,471,000
Due beyond 5 years | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Due beyond 5 years | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,276,000	11,471,000
Due beyond 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,258,000	$ 0